REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5200





                                   June 23, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Municipal Securities Trust, Series 41
                        File No. 33-26254

Gentlemen:

            As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 1997 and became effective April 30, 1997 pursuant to Rule 485(b).

                                    Municipal Securities Trust, Series 41


                                    REICH & TANG DISTRIBUTORS L.P.


                                       By:/s/ Peter J. DeMarco
                                          --------------------
                                          Peter J. DeMarco
                                          Authorized Signatory


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